Consolidated Statements of Shareholders' Equity (Parentheticals) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Share-based compensation cost	$ 825
Restricted Stock Units, Liability-Classified
Share-based compensation cost	$ 212